Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 22,428	$ 20,179
Property, plant and equipment, net	9,618	8,173
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	188	181
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,014	2,740
Accumulated depreciation	(1,394)	(1,310)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,226	17,258
Accumulated depreciation	$ (11,416)	$ (10,696)